Fair Value Measurements and Disclosures (Additional Information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value Measurements [Line Items]
Unrealized loss position	$ 0
Allowance for credit losses	0
Cash Equivalents
Fair Value Measurements [Line Items]
Unrealized gains or losses on cash equivalents	$ 0